Convertible Debt and Convertible Debt, Related Party (Tables)	3 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Schedule of convertible debt
	March 31, 2020			December 31, 2019
	Gross Principal Amount	Debt Discount	Convertible Debt, Net of Debt Discount	Gross Principal Amount	Debt Discount	Convertible Debt, Net of Debt Discount
Convertible debt	$13,000,000	$(94,893)	$12,905,107	$13,000,000	$(154,499)	$12,845,501
Convertible debt, related party	1,000,000	(7,299)	992,701	1,000,000	(11,885)	988,115
Total	14,000,000	(102,192)	13,897,808	14,000,000	(166,384)	13,833,616
Less: non-current portion	2,000,000	(14,599)	1,985,401	—	—	—
Total convertible debt, current portion	$12,000,000	$(87,592)	$11,912,407	$14,000,000	$(166,384)	$13,833,616